Debt issued measured at amortized cost	6 Months Ended
Jun. 30, 2021
Disclosure Of Financial Liabilities [Line Items]
Disclosure Of Debt Securities Explanatory
Note 12

Debt issued measured at amortized cost
USD million 30.6.21 31.3.21 31.12.20
Certificates of deposit 12,193 14,723 15,680
Commercial paper 25,304 26,591 25,472
Other short-term debt 5,219 6,080 5,515
Short-term debt

42,716 47,394 46,666
Senior unsecured debt that contributes to total loss-absorbing capacity (TLAC)
37,765 37,453 36,611
Senior unsecured debt other than TLAC 28,945 28,990 21,340
of which: issued by UBS AG with original maturity greater than one year

26,109 23,309 18,464
Covered bonds 1,449 2,606 2,796
Subordinated debt 20,072 19,327 22,157
of which: high-trigger loss-absorbing additional tier 1 capital instruments
12,330 11,573 11,837
of which: low-trigger loss-absorbing additional tier 1 capital instruments
2,509 2,501 2,577
of which: low-trigger loss-absorbing tier 2 capital instruments 4,686 4,709 7,201 of which: non-Basel III-compliant tier 2 capital instruments 547 544 543
Debt issued through the Swiss central mortgage institutions 8,963 8,911 9,660
Other long-term debt 0 2 3
Long-term debt

97,195 97,288 92,566
Total debt issued measured at amortized cost

139,911 144,682 139,232
1 Debt with an

original contractual

maturity of less

than one year.

2 Based on

original contractual

maturity without considering

any early redemption

features. As

of 30 June 2021,

% of the

balance was
unsecured (31 March 2021: 100%; 31 December 2020: 100
%).

3 Debt with an original contractual maturity greater than or equal to one year.

The classification of debt issued into short-term and long-term does not consider any early redemption features.

4 Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.